SHARE-BASED COMPENSATION (Details 2) (2010 Plan, USD $)	0 Months Ended	12 Months Ended
	Apr. 01, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
2010 Plan
Company's option activity
Options outstanding (in shares)		3,962,650	4,085,950	4,239,030
Cancelled and forfeited (in shares)		(125,750)	(423,300)	(153,080)
Option granted (in shares)	300,000	1,300,000	300,000
Options outstanding (in shares)		5,136,900	3,962,650	4,085,950	4,239,030
Options exercisable (in shares)		3,577,490
Options outstanding (in dollars per share)		$ 2.66	$ 2.59	$ 2.58
Granted (in dollars per share)	$ 3.11	$ 7.00	$ 3.11
Cancelled and forfeited (in dollars per share)		$ 2.46	$ 2.29	$ 2.32
Options outstanding (in dollars per share)		$ 3.76	$ 2.66	$ 2.59	$ 2.58
Options exercisable (in dollars per share)		$ 2.65
Options outstanding, contractual term		1 year 11 months 12 days	2 years 2 months 9 days	3 years 11 days	4 years 15 days
Options exercisable, contractual term		11 months 5 days
Options outstanding, intrinsic value		$ 5,425,522	$ 4,564,417	$ 5,692,776	$ 8,829,599
Options exercisable, intrinsic value		$ 5,111,159
Options outstanding, fair value (in dollar per share)		$ 1.14	$ 1.12	$ 1.13
Granted, fair value (in dollars per share)		$ 3.26	$ 1.72
Cancelled and forfeited (in dollars per share)		$ 1.75	$ 1.37	$ 1.29
Options outstanding, fair value (in dollar per share)		$ 1.66	$ 1.14	$ 1.12	$ 1.13
Options exercisable, fair value (in dollars per share)		$ 1.09